Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 5,603	$ 837	¥ 3,165	¥ 1,998
Leasehold improvements	¥ 3,384